Derivatives and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2018
Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross carrying value of derivatives
Gross carrying value of derivatives designated under fair value hedge accounting
	Assets	Liabilities
As at 31 December 2018
Hedging instrument on interest rate risk
– Interest rate swaps	3,222	4,085
– Other interest derivatives	78	65

Maturity derivatives designated
Maturity derivatives designated in fair value hedging
As at 31 December 2018	Less than 1month	1 to 3 months	3 to 12months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Hedging instrument on interest rate risk
– Interest rate swaps	467	511	869	13,531	8,826	6,806	8,337	9,983	49,331
– Other interest derivatives	–11	–53	–101	–55	–228	–325	–325	–51	–1,148

Hedged items included in a fair value hedging relationship
Hedged items included in a fair value hedging relationship
	Carrying amount of the hedge item		Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item		Change infair valueused formeasuringineffectiveness for the period	Change in fair value hedge instruments	Hedge ineffectiveness recognised in the statement of profit or loss
	Assets	Liabilities	Assets	Liabilities
As at 31 December 2018
Interest rate risk
– Amounts due from banks					–1
– Debt securities at fair value through other comprehensive income	18,471		n/a		1
– Loans and advances to customers	2,909		273		–134
– Debt instruments at amortised cost	16,843		687		–91
– Debt securities in issue		55,081		1,659	53
– Subordinated loans		12,799		53	57
– Amounts due to banks		17,717		55	–52
– Customer deposits and other funds on deposit		193		–0	–11
– Discontinued hedges			272
Total	38,223	85,790	1,232	1,767	–176	185	8

As at 31 December 2017					91	–184	–93

Cash flow hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross carrying value of derivatives
Gross carrying value of derivatives used for cash flow hedge accounting
	Assets	Liabilities
As at 31 December 2018
Hedging instrument on interest rate risk
– Interest rate swaps	5,757	3,664
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate derivatives	204	154

Maturity derivatives designated
Maturity derivatives designated in cash flow hedging
As at 31 December 2018	Less than 1month	1 to 3 months	3 to 12months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Hedging instrument on interest rate risk
– Interest rate swaps	–107	–2,546	–7,107	–5,591	–9,883	–7,928	–8,980	–29,629	–71,771
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate derivatives	5	48	–601	–4,461	–5,622	–2,647	–793	–239	–14,311

Impact of hedging instruments on the statement of profit or loss and other comprehensive income
Cash flow hedging – impact of hedging instruments on the statement of profit or loss and other comprehensive income
	Change in value used for calculating hedge ineffectiveness for the period	Carrying amount cash flow hedge reserve at the end of the reporting period	Amount reclassified from CFH reserve to profit or loss	Cash flow is no longer expected to occur	Change in value of hedging instrument recognised in OCI	Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)
As at 31 December 2018
Interest rate risk on;
– Floating rate lending	–540	730	280	–2
– Floating rate borrowing	51	5	–47
– Other	–72	101	34
– Discontinued hedges			–25	2
Total interest rate risk	–561	836	242	–1	231	–18
Combined interest and FX rate risk on;
– Floating rate lending	53	–60	–377
– Floating rate borrowing	–35	47	–1
– Other			–1
Total combined interest and Fx	18	–13	–378		347	–1

Total cash flow hedge	–543	823	–137	–1	578	–19

Hedges of net investments in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross carrying value of derivatives
Gross carrying value of derivatives used for net investment hedging
	Assets	Liabilities
As at 31 December 2018
– FX forwards and futures	41	16

Maturity derivatives designated
Maturity derivatives designated in net investment hedging
As at 31 December 2018	Less than 1month	1 to 3 months	3 to 12months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
– FX forwards and futures	–4,085	–1,870		–54					–6,009

Impact of hedging instruments on the statement of profit or loss and other comprehensive income
Net investment hedge accounting – Impact on statement of profit or loss and other comprehensive income

As at 31 December 2018	Change in value used for calculating hedge ineffectiveness for the period	Carrying amount net investment hedge reserve at the end of the reporting period	Hedged item affected statement of profit or loss	Change in value of hedging instrument recognised in OCI	Hedge ineffectiveness recognised in the statement of profit or loss, gain(+) / Loss(-)
Investment in foreign operations	–71	540		71	2
Discontinued hedges		–210